Significant Accounting Policies - Impairment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Allowance account for credit losses of financial assets	$ 1.4	$ 0.0	$ 0.0